Related Parties - Amount of Transactions with Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Sales revenue	¥ 832,511	¥ 838,526	¥ 864,160
Purchase	1,408,199	1,552,516	1,551,555
Affiliates [member]
Disclosure of transactions between related parties [line items]
Sales revenue	109,615	113,814	119,725
Purchase	1,241,314	1,416,729	1,407,755
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales revenue	722,896	724,712	744,435
Purchase	¥ 166,885	¥ 135,787	¥ 143,800